Investment Contracts - Additional Information (Detail) € in Millions, £ in Billions	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 EUR (€)
Disclosure of investment contracts general account [Line Items]
Investment contracts liabilities	€ 18,048		€ 16,943
BlackRock Part VII [member]
Disclosure of investment contracts general account [Line Items]
Investment contracts liabilities	€ 18,400	£ 16.3